Stockholders' Equity	6 Months Ended
Jun. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]
Note 3 - Stockholders' Equity

1.	In January 2016, the Company granted 242,500 options to purchase ordinary shares of the Company with a NIS 0.01 par value to certain employees and consultants, as well as, 41,250 restricted stock units (the “RSU's”) (the “January 2016 Allocation”). The January 2016 Allocation vest over a period of four years and shall expire in 10 years from the grant date. The exercise price of the January 2016 Allocation is $7.61 per share.

2.	In February 2016, the Company granted 470,000 options to purchase ordinary shares of the Company with a NIS 0.01 par value to certain officers and directors, as well as 37,500 RSU’s (the “February 2016 Allocation”). The February 2016 Allocation vest over a period of four years and shall expire in 10 years from the grant date. The exercise price of the February 2016 Allocation is $5.94 per share. The February 2016 Allocation was approved in May 2016 at the Company’s annual general shareholders meeting.

3.	In May 2016, the Company granted 14,000 options to purchase ordinary shares of the Company with a NIS 0.01 par value to one of its consultants, the options vest over a period of two years. The options expire in 10 years from the grant date. The exercise price of the options is $5.04 per share.

4.	On May 31, 2016, the Company entered into a Controlled Equity OfferingSM Sales Agreement (the “Sales Agreement”) with Cantor Fitzgerald & Co., as the Company’s sales agent (“Cantor Fitzgerald”), to issue and sell, from time to time through Cantor Fitzgerald, ordinary shares having an aggregate offering price of up to $16 million. Under the Sales Agreement, the Company may sell ordinary shares by any method permitted by law and deemed to be an “at-the-market” (ATM) offering as defined in Rule 415 promulgated under the Securities Act of 1933, as amended. The Company is not obligated to make any sales under the Sales Agreement. The Company intends to use the net proceeds raised through any ATM sales for (i) further clinical and pre-clinical development of existing and new programs, (ii) business development related activities and (iii) general corporate purposes. As of June 30, 2016 the Company sold 2,300 ordinary shares through its ATM offering for total proceeds of approximately $11 thousand, net of issuance expenses. The Company will pay Cantor Fitzgerald a sales commission equal to 3% of the aggregate gross proceeds, plus reimbursement of certain expenses in connection with entering into the Sales Agreement not to exceed $50 thousand. The offering of ordinary shares pursuant to the Sales Agreement will terminate upon the earliest of (i) the sale of all of the ordinary shares subject to the Sales Agreement, (ii) the termination of the Sales Agreement by Cantor Fitzgerald or the Company, as permitted therein, or (iii) the third anniversary of the date of the Sales Agreement.